Issued capital (Details Narrative) $ / shares in Units, $ in Thousands														3 Months Ended	12 Months Ended
	May 18, 2023 USD ($) shares	Aug. 15, 2022 USD ($)	Jul. 05, 2022 USD ($) shares	May 19, 2022 USD ($) shares	Mar. 22, 2022 USD ($) shares	Nov. 05, 2021 USD ($) shares	Oct. 12, 2021 USD ($) shares	Aug. 23, 2021 USD ($) shares	Mar. 12, 2021 $ / shares shares	Mar. 11, 2021 USD ($) $ / shares shares	Dec. 04, 2020 USD ($) shares	Oct. 19, 2020 shares	Oct. 16, 2020 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Sep. 30, 2021 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Sep. 30, 2022 shares $ / shares	Sep. 27, 2022 shares	May 25, 2022 shares	Mar. 01, 2022 shares	Jan. 18, 2022 $ / shares	Sep. 30, 2021 shares $ / shares	Apr. 19, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $											$ 2,849
Number of stock issued for private placement											1,325,000
Share-based compensation expense | $														$ 1,078	$ 2,806		$ 3,146	$ 2,995
Restricted shares, description															The Company's RSUs vest in three equal annual instalments during the recipient's continual service with the Company. The Company classifies RSUs as equity instruments since the Company has the ability and intent to settle the awards in common shares. The compensation expense is calculated based on the fair value of each RSU as determined by the closing value of GRC Shares at the date of the grant. The Company recognizes compensation expense over the vesting period of the RSUs.The Company granted to certain officers, directors, and consultants 1,556,164 RSUs at a weighted average value of $1.55 during the year ended December 31, 2023, 603,703 RSUs at a weighted average value of $2.81 during the three months ended December 31, 2022 and 167,849 RSUs at a weighted average value of $4.91 during year ended September 30, 2022. Share-based compensation expense of $1,318, $201 and $341 were recognized for the year ended December 31, 2023, the three months ended December 31, 2022 and the year ended September 30, 2022, respectively related to the RSUs.
Number of warrants issued									10,350,000						10,350,000	10,350,000	10,350,000	10,350,000
Warrant exercise price | $ / shares									$ 7.5					$ 7.5	$ 7.5	$ 7.5	$ 7.5	$ 7.5
Number of other equity instruments outstanding in share-based payment arrangement														769,547	2,065,120	769,547	165,844	0	2,065,120	769,547	165,844					0
Weighted average remaining contractual life															2 years 10 months 9 days	7 months 9 days
Number of other equity instruments exercised or vested in share-based payment arrangement															257,489
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares														$ 3.25	$ 1.97	$ 3.25	$ 4.84	$ 0
Weighted average share price of exercise of options exercised | $ / shares															$ 1.94
Number of share options granted in share-based payment arrangement														2,271,592	5,000		577,031	3,016,200
Share options recognized as share-based compensation expense | $														$ 845	$ 1,405		$ 1,551	$ 2,199
Options exercisable term															5 years	5 years	5 years	5 years
Options vesting terms															vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.
Dividend paid, amount | $														$ 1,439	$ 2,892		$ 4,032
Quarterly cash dividend declared per common share | $ / shares																									$ 0.01
Number of shares issued														603,703	1,556,164		167,849
Weighted average value | $ / shares														$ 2.81	$ 1.55		$ 4.84
Restricted Stock Units [member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $														$ 201	$ 1,318		$ 341
Number of shares issued														603,703			167,849
Weighted average value | $ / shares														$ 2.81	$ 1.55		$ 4.91
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $																	$ 276	$ 409
Number of restricted shares issued												1,500,000
Performance condition one, description												with respect to one-third of the Restricted Shares awarded to the holder, if the Company's initial public offering or any liquidity event (being any liquidation, dissolution or winding-up of the Company or distribution of all or substantially all of the Company's assets among shareholders or a change of control transaction) occurs that values the Company at a minimum of $50,000,000 (condition met)
Performance condition two, description												with respect to one-third of the Restricted Shares awarded to the holder, if the Company receives $1,000,000 of royalty payments under any of the Company's royalty interests prior to October 19, 2023 (condition met)
Performance condition three, description												with respect to one-third of the Restricted Shares awarded to the holder, if the holder continues to be a director, officer, employee or consultant of the Company or an entity that is under common control with the Company for a period of one year after the initial public offering is completed (condition met)
Ely Warrants [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement														11,518,252	2,430,000	11,518,252	13,518,252	15,885,153	2,430,000	11,518,252	13,518,252					15,885,153
Weighted average remaining contractual life															1 year 7 months 17 days		11 months 23 days	1 year 9 months 18 days
Number of other equity instruments exercised or vested in share-based payment arrangement															595,350	2,821,971	3,311,971	3,891,862
Warrants exercisable exchange ratio															2.450	2.450	2.450	2.450
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares																			$ 4.59	$ 4.31	$ 4.48					$ 4.17
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life															2 months 8 days	1 year 2 months 8 days	1 year 4 months 24 days	2 years 5 months 8 days
Long-term Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Percentage of shares issuable under plan															10.00%				10.00%
Dividend Reinvestment Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued															162,967				162,967
Marketing Services [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				39,435	39,435
Expense from share-based payment transaction with non-employees | $																	$ 148
Fair value of stock issued for services | $				$ 148	$ 148
Marketing Services Issued On July 5, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			56,757
Expense from share-based payment transaction with non-employees | $														$ 32	$ 61		$ 31
Fair value of stock issued for services | $			$ 124
Marketing Services Issued On May 18, 2023 [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	10,000
Expense from share-based payment transaction with non-employees | $															$ 22
Fair value of stock issued for services | $	$ 22
Share Options Granted Tranche One [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement															5,000	30,000	404,517	2,505,000
Exercise price of share options granted | $ / shares															$ 2.33	$ 2.13	$ 4.93	$ 5
Share Options Granted Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement																5,000	5,000	305,000
Exercise price of share options granted | $ / shares																$ 2.49	$ 4.62	$ 4.78
Share Options Granted Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement																2,236,592	100,000	206,200
Exercise price of share options granted | $ / shares																$ 2.59	$ 4.14	$ 4.85
Share Options Granted Tranche Four [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement																	17,514
Exercise price of share options granted | $ / shares																	$ 3.06
Share Options Granted Tranche Five [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement																	25,000
Exercise price of share options granted | $ / shares																	$ 2.73
Share Options Granted Tranche Six [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement																	25,000
Exercise price of share options granted | $ / shares																	$ 2.16
Ely Gold Royalties Inc [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $								$ 130,194
Proceeds from exercise of common share purchase warrants | $																	$ 856
Number of shares issued								30,902,176									402,938				402,938
Number of warrants exercised																	1,644,649
Golden Valley and Abitibi [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						61,104,200
Fair value of shares issued for acquisition | $						$ 296,966
Golden Valley [Member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of common share purchase warrants | $															$ 168
Number of shares issued															589,787				589,787
Nevada Gold Mines LLC [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																						9,393,681
SOQUEM Royalties [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued															496,785				496,785
Croinor Gold Project [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																							50,000	207,449
Gold Mining Inc [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of shares | $													$ 50
Number of shares issued													5,000,000
At the Market Program [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued														0	496,438	0			496,438	0
Maximum shares to be sold under equity program value | $		$ 50,000
Shares issued under equity program value | $															$ 1,223
Equity program termination date		Sep. 01, 2023
Blender Media Inc. [member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $																	$ 626
Stock issued for services, shares							120,000								120,000
Fair value of stock issued for services | $							$ 626
Underwriters [member]
IfrsStatementLineItems [Line Items]
Issued price per share | $ / shares										$ 5
Purchase price of warrants | $ / shares										$ 7.5
Number of shares issued under initial public offering										18,000,000
Proceeds from issuance of shares | $										$ 90,000
Underwriters [member] | Over Allotment Option [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued to purchase warrants										1,350,000
Number of shares issued under initial public offering										721,347
Proceeds from issuance of shares | $										$ 3,603
Gross proceeds from shares issued to purchase warrants | $										$ 14
Service Provider [member]
IfrsStatementLineItems [Line Items]
Shares issued price per share | $ / shares																											$ 4.6
Number of shares issued																											75,000
Share-based compensation expense | $																	$ 173	$ 172